Cash flow information (Details 1)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Cash flow information
Investment properties	$ 0	$ 0		$ 415,546,000,000
Property, plant and equipment	0	0		169,649,000,000
Trading properties	0	0		27,185,000,000
Intangible assets	0	0		129,195,000,000
Investments in associates and joint ventures	0	0		171,253,000,000
Deferred income tax assets	0	0		2,007,000,000
Restricted assets	0	0		29,696,000,000
Income tax and MPIT credit	0	0		1,507,000,000
Trade and other receivables	0	0		249,909,000,000
Right-of-use assets	0	0		91,393,000,000
Investments in financial assets	0	0		111,862,000,000
Derivative financial instruments	0	0		1,300,000,000
Inventories	0	0		(16,658,000,000)
Group of assets held for sale	0	0		194,531,000,000
Borrowings	0	0		(1,503,569,000,000)
Lease liabilities	0	0		(83,768,000,000)
Deferred income tax liabilities	0	0		(57,484,000,000)
Trade and other payables	0	0		(108,709,000,000)
Provisions	0	0		(25,083,000,000)
Employee benefits	0	0		(2,205,000,000)
Derivative financial instruments	0	0		(2,205,000,000)
Salaries and social security liabilities	0	0		(15,651,000,000)
Group of liabilities held for sale	0		$ 0	(101,829)
Income tax expense	0	0		(2,106,000,000)
Net value of incorporated assets that do not affect cash	0	0		(290,918,000,000)
Cash and cash equivalents	0	0		(513,762,000,000)
Non-controlling interest	0	0		(221,013,000,000)
Net value of assets incorporated / intended for sale	$ 0	$ 0		$ (1,025,693,000,000)